UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Praesidium Investment Management Company, LLC
Address:    747 Third Avenue (35th Floor)
            New York, New York  10017

Form 13F File Number: 28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin Oram
Title:      Member
Phone:      (212) 821-1489

Signature                     Place                   Date of Signing:

/S/ KEVIN ORAM                NEW YORK, NY            NOVEMBER 14, 2006
--------------                ------------            -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   $ 180,624
                                          (thousands)

List of Other Included Managers:

None

                                                     TITLE              MARKET     SHARE/
                                                      OF                 VALUE      PRN       SHARE/ PUT/
NAME OF ISSUER                                       CLASS     CUSIP    (X1000)    AMOUNT      PRN   CALL
ALLTEL CORPORATION CMN                                COM    020039103   7,194     129,618     SH
AMPCO PITTSBURG CORP CMN                              COM    032037103   3,212     103,845     SH
APPLIED MATERIALS INC CMN                             COM    038222105   8,218     463,485     SH
AXCELIS TECHNOLOGIES, INC. CMN                        COM    054540109   2,717     386,000     SH
BEA SYSTEMS INC COMMON STOCK                          COM    073325102   7,158     470,949     SH
CARRIAGE SERVICES, INC. CMN                           COM    143905107   1,491     320,000     SH
COGENT, INC. CMN                                      COM    19239Y108   275       20,000      SH
COLGATE-PALMOLIVE CO CMN                              COM    194162103   5,067     81,600      SH
CULP INC CMN                                          COM    230215105   3,981     727,753     SH
DST SYSTEM INC COMMON STOCK                           COM    233326107   5,481     88,875      SH
DELL INC CMN                                          COM    24702R101   1,735     75,975      SH
DIXIE GROUP INC CMN CLASS A                           COM    255519100   6,162     413,019     SH
DOLLAR THRIFTY AUTOMOTIVE GRP COMMON STOCK            COM    256743105   6,542     146,777     SH
DUN & BRADSTREET CORP DEL NEW CMN                     COM    26483E100   7,062     94,174      SH
FX ENERGY, INC. CMN                                   COM    302695101   729       143,000     SH
HARDINGE INC. COMMON STOCK                            COM    412324303   4,163     312,979     SH
HEARST-ARGYLE TEL INC CMN                             COM    422317107   1,869     81,457      SH
HOME DEPOT INC CMN                                    COM    437076102   4,940     136,188     SH
HUMMINGBIRD INC CMN                                   COM    44544R101   2,694     96,811      SH
INFORMATICA CORP CMN                                  COM    45666Q102   4,511     331,927     SH
INTL GAME TECHNOLOGY CMN                              COM    459902102   3,117     75,104      SH
JOURNAL REGISTER CO CMN                               COM    481138105   1,264     222,919     SH
LAM RESEARCH CORP CMN                                 COM    512807108   4,935     108,875     SH
MEADOW VALLEY CORP CMN                                COM    583185103   3,518     346,301     SH
MICROSOFT CORPORATION CMN                             COM    594918104   5,528     202,126     SH
MIDAS INC CMN                                         COM    595626102   9,150     442,477     SH
NORTHWEST PIPE COMPANY CMN                            COM    667746101   996       33,203      SH
OMNOVA SOLUTIONS INC CMN                              COM    682129101   3,765     900,637     SH
PACKAGING CORP OF AMERICA COMMON STOCK                COM    695156109   7,133     307,449     SH
POWELL INDS INC CMN                                   COM    739128106   1,034     46,744      SH
PREMIERE GLOBAL SVCS INC CMN                          COM    740585104   1,077     124,122     SH
QUANTUM CORPORATION DLT & STORAGE SYSTEMS GROUP       COM    747906204   3,825     1,754,627   SH
SANMINA-SCI CORP CMN                                  COM    800907107   8,729     2,334,000   SH
SUPREME INDUSTRIES INC CMN CLASS A                    COM    868607102   1,106     167,070     SH
SYMANTEC CORP CMN                                     COM    871503108   9,001     422,974     SH
TAIWAN SEMICONDUCTOR MFG(ADS) LTD ADS (1 ADS=5 ORDS)  COM    874039100   5,976     622,509     SH
3M COMPANY CMN                                        COM    88579Y101   3,349     45,000      SH
VOLTERRA SEMICONDUCTOR CORP CMN                       COM    928708106   650       40,000      SH
WABTEC CORP CMN                                       COM    929740108   5,344     196,979     SH
WASTE MANAGEMENT INC CMN                              COM    94106L109   3,579     97,574      SH
WHEELING-PITTSBURGH CORP CMN                          COM    963142302   4,839     282,798     SH
WINDSTREAM CORPORATION CMN                            COM    97381W104   3,809     288,746     SH
YUM! BRANDS INC CMN                                   COM    988498101   2,707     52,000      SH
G. WILLI-FOOD INTERNATIONAL LTD                       COM    M52523103   992       147,689     SH
                                                                         180,624